Note 11 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
3.84% Senior Notes	$ 30,000	$ 60,000
Capital leases maturing at various dates through 2029	28,591	20,048
Long-Term Debt and Lease Obligation, Including Current Maturities	1,298,710	1,182,107
Less: current portion	41,567	37,132
Long-term debt - non-current	1,257,143	1,144,975
Private Placement 4.53% Notes [Member]
Debt instrument, carrying amount	60,000	60,000
Private Placement 5.48 Notes% [Member]
Debt instrument, carrying amount	50,000	0
Private Placement 5.60% Notes [Member]
Debt instrument, carrying amount	25,000	0
Private Placement 5.64% Notes [Member]
Debt instrument, carrying amount	50,000	0
Revolving Credit Facility [Member]
Debt instrument, carrying amount	$ 1,055,119	$ 1,042,059